UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.9%
Consumer Discretionary 11.8%
Auto Components 0.2%
BorgWarner, Inc.	5,339	273,517
Delphi Automotive PLC	7,160	704,544
Goodyear Tire & Rubber Co.	6,753	224,537
		1,202,598
Automobiles 0.5%
Ford Motor Co.	104,965	1,256,431
General Motors Co.	35,106	1,417,580
Harley-Davidson, Inc. (a)	4,523	218,054
		2,892,065
Distributors 0.1%
Genuine Parts Co.	3,964	379,156
LKQ Corp.*	8,326	299,653
		678,809
Diversified Consumer Services 0.0%
H&R Block, Inc.	5,612	148,606
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	10,926	705,492
Chipotle Mexican Grill, Inc.*	672	206,862
Darden Restaurants, Inc.	3,330	262,337
Hilton Worldwide Holdings, Inc.	5,492	381,419
Marriott International, Inc. "A"	8,381	924,089
McDonald's Corp.	21,694	3,399,016
MGM Resorts International	13,872	452,089
Royal Caribbean Cruises Ltd.	4,610	546,470
Starbucks Corp.	38,675	2,077,234
Wyndham Worldwide Corp.	2,759	290,826
Wynn Resorts Ltd.	2,158	321,369
Yum! Brands, Inc.	9,230	679,420
		10,246,623
Household Durables 0.4%
D.R. Horton, Inc.	9,096	363,203
Garmin Ltd.	2,944	158,888
Leggett & Platt, Inc.	3,498	166,960
Lennar Corp. "A"	5,452	287,866
Mohawk Industries, Inc.*	1,687	417,549
Newell Brands, Inc.	13,148	561,025
PulteGroup, Inc.	7,499	204,948
Whirlpool Corp.	1,946	358,920
		2,519,359
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	10,679	10,266,257
Expedia, Inc.	3,255	468,525
Netflix, Inc.*	11,576	2,099,308
The Priceline Group, Inc.*	1,314	2,405,697
TripAdvisor, Inc.*	2,903	117,658
		15,357,445
Leisure Products 0.1%
Hasbro, Inc.	3,067	299,554
Mattel, Inc.	9,286	143,747
		443,301
Media 2.9%
CBS Corp. "B"	9,753	565,674
Charter Communications, Inc. "A"*	5,389	1,958,470
Comcast Corp. "A"	126,003	4,848,596
Discovery Communications, Inc. "A"*	4,086	86,991
Discovery Communications, Inc. "C"*	5,459	110,599
DISH Network Corp. "A"*	6,106	331,128
Interpublic Group of Companies, Inc.	10,517	218,648
News Corp. "A"	10,122	134,218
News Corp. "B"	3,121	42,602
Omnicom Group, Inc.	6,200	459,234
Scripps Networks Interactive, Inc. "A"	2,546	218,676
Time Warner, Inc.	20,834	2,134,443
Twenty-First Century Fox, Inc. "A"	28,162	742,914
Twenty-First Century Fox, Inc. "B"	11,773	303,626
Viacom, Inc. "B"	9,518	264,981
Walt Disney Co.	41,344	4,075,278
		16,496,078
Multiline Retail 0.4%
Dollar General Corp.	6,984	566,053
Dollar Tree, Inc.*	6,320	548,703
Kohl's Corp.	4,542	207,342
Macy's, Inc.	8,093	176,589
Nordstrom, Inc.	3,072	144,845
Target Corp.	14,638	863,788
		2,507,320
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,993	197,706
AutoZone, Inc.*	754	448,713
Best Buy Co., Inc.	7,099	404,359
CarMax, Inc.*	4,909	372,151
Foot Locker, Inc.	3,466	122,073
Home Depot, Inc.	31,572	5,163,916
L Brands, Inc.	6,687	278,246
Lowe's Companies, Inc.	22,611	1,807,523
O'Reilly Automotive, Inc.*	2,358	507,842
Ross Stores, Inc.	10,396	671,270
Signet Jewelers Ltd.	1,621	107,878
The Gap, Inc.	5,905	174,375
Tiffany & Co.	2,735	251,018
TJX Companies, Inc.	17,039	1,256,285
Tractor Supply Co.	3,388	214,427
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,576	356,271
		12,334,053
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	7,544	303,872
Hanesbrands, Inc.	9,771	240,758
Michael Kors Holdings Ltd.*	4,114	196,855
NIKE, Inc. "B"	35,198	1,825,016
PVH Corp.	2,055	259,053
Ralph Lauren Corp.	1,487	131,287
Under Armour, Inc. "A"* (a)	4,926	81,181
Under Armour, Inc. "C"* (a)	5,000	75,100
VF Corp.	8,757	556,683
		3,669,805
Consumer Staples 8.2%
Beverages 2.0%
Brown-Forman Corp. "B"	5,249	285,021
Coca-Cola Co.	102,808	4,627,388
Constellation Brands, Inc. "A"	4,595	916,473
Dr. Pepper Snapple Group, Inc.	4,864	430,318
Molson Coors Brewing Co. "B"	4,940	403,302
Monster Beverage Corp.*	11,113	613,993
PepsiCo, Inc.	38,279	4,265,429
		11,541,924
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	11,762	1,932,379
CVS Health Corp.	27,227	2,214,100
Kroger Co.	23,989	481,219
Sysco Corp.	13,005	701,620
Wal-Mart Stores, Inc.	39,200	3,063,088
Walgreens Boots Alliance, Inc.	24,647	1,903,241
		10,295,647
Food Products 1.2%
Archer-Daniels-Midland Co.	15,073	640,753
Campbell Soup Co.	5,148	241,029
Conagra Brands, Inc.	11,142	375,931
General Mills, Inc.	15,472	800,831
Hormel Foods Corp.	7,163	230,219
Kellogg Co.	6,663	415,571
Kraft Heinz Co.	16,002	1,240,955
McCormick & Co., Inc.	3,190	327,422
Mondelez International, Inc. "A"	40,389	1,642,217
The Hershey Co.	3,787	413,427
The JM Smucker Co.	3,046	319,617
Tyson Foods, Inc. "A"	7,732	544,719
		7,192,691
Household Products 1.7%
Church & Dwight Co., Inc.	6,664	322,871
Clorox Co.	3,449	454,958
Colgate-Palmolive Co.	23,630	1,721,445
Kimberly-Clark Corp.	9,487	1,116,430
Procter & Gamble Co.	68,292	6,213,206
		9,828,910
Personal Products 0.1%
Coty, Inc. "A"	12,475	206,212
Estee Lauder Companies, Inc. "A"	5,990	645,961
		852,173
Tobacco 1.4%
Altria Group, Inc.	51,380	3,258,520
Philip Morris International, Inc.	41,611	4,619,237
		7,877,757
Energy 6.1%
Energy Equipment & Services 0.9%
Baker Hughes a GE Co.	11,474	420,178
Halliburton Co.	23,292	1,072,131
Helmerich & Payne, Inc. (a)	2,872	149,660
National Oilwell Varco, Inc.	10,125	361,766
Schlumberger Ltd.	37,248	2,598,421
TechnipFMC PLC*	11,748	328,004
		4,930,160
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	15,000	732,750
Andeavor	3,863	398,468
Apache Corp.	10,188	466,610
Cabot Oil & Gas Corp.	12,302	329,079
Chesapeake Energy Corp.* (a)	24,311	104,537
Chevron Corp.	50,777	5,966,297
Cimarex Energy Co.	2,540	288,722
Concho Resources, Inc.*	3,978	523,982
ConocoPhillips	32,574	1,630,329
Devon Energy Corp.	14,076	516,730
EOG Resources, Inc.	15,494	1,498,890
EQT Corp. (a)	4,653	303,562
Exxon Mobil Corp.	113,471	9,302,353
Hess Corp.	7,242	339,577
Kinder Morgan, Inc.	51,487	987,521
Marathon Oil Corp.	22,668	307,378
Marathon Petroleum Corp.	13,550	759,884
Newfield Exploration Co.*	5,448	161,642
Noble Energy, Inc.	13,017	369,162
Occidental Petroleum Corp.	20,511	1,317,011
ONEOK, Inc.	10,210	565,736
Phillips 66	11,495	1,053,057
Pioneer Natural Resources Co.	4,556	672,192
Range Resources Corp.	6,045	118,301
Valero Energy Corp.	11,822	909,466
Williams Companies, Inc.	22,163	665,112
		30,288,348
Financials 14.6%
Banks 6.5%
Bank of America Corp.	262,809	6,659,580
BB&T Corp.	21,641	1,015,828
Citigroup, Inc.	72,972	5,307,983
Citizens Financial Group, Inc.	13,431	508,632
Comerica, Inc.	4,714	359,490
Fifth Third Bancorp.	19,717	551,682
Huntington Bancshares, Inc.	29,105	406,306
JPMorgan Chase & Co.	94,248	9,001,626
KeyCorp	29,112	547,888
M&T Bank Corp.	4,069	655,272
People's United Financial, Inc.	9,361	169,808
PNC Financial Services Group, Inc.	12,832	1,729,369
Regions Financial Corp.	32,119	489,172
SunTrust Banks, Inc.	12,853	768,224
U.S. Bancorp.	42,613	2,283,631
Wells Fargo & Co.	119,658	6,599,139
Zions Bancorp.	5,368	253,262
		37,306,892
Capital Markets 3.0%
Affiliated Managers Group, Inc.	1,499	284,555
Ameriprise Financial, Inc.	4,015	596,268
Bank of New York Mellon Corp.	27,658	1,466,427
BlackRock, Inc.	3,318	1,483,445
CBOE Holdings, Inc.	3,020	325,043
Charles Schwab Corp.	31,918	1,396,093
CME Group, Inc.	9,101	1,234,824
E*TRADE Financial Corp.*	7,382	321,929
Franklin Resources, Inc.	8,802	391,777
Intercontinental Exchange, Inc.	15,758	1,082,575
Invesco Ltd.	10,827	379,378
Moody's Corp.	4,457	620,459
Morgan Stanley	37,874	1,824,390
Nasdaq, Inc.	3,120	242,018
Northern Trust Corp.	5,901	542,479
Raymond James Financial, Inc.	3,405	287,144
S&P Global, Inc.	6,868	1,073,537
State Street Corp.	10,012	956,546
T. Rowe Price Group, Inc.	6,462	585,780
The Goldman Sachs Group, Inc.	9,636	2,285,563
		17,380,230
Consumer Finance 0.7%
American Express Co.	19,652	1,777,720
Capital One Financial Corp.	12,944	1,095,839
Discover Financial Services	9,980	643,510
Navient Corp.	7,358	110,517
Synchrony Financial	20,035	622,087
		4,249,673
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	51,532	9,446,846
Leucadia National Corp.	8,505	214,751
		9,661,597
Insurance 2.7%
Aflac, Inc.	10,565	859,885
Allstate Corp.	9,693	890,884
American International Group, Inc.	24,212	1,486,375
Aon PLC	6,818	996,110
Arthur J. Gallagher & Co.	4,812	296,178
Assurant, Inc.	1,454	138,886
Brighthouse Financial, Inc.*	2,580	156,864
Chubb Ltd.	12,467	1,777,171
Cincinnati Financial Corp.	3,997	306,050
Everest Re Group Ltd.	1,094	249,859
Hartford Financial Services Group, Inc.	9,737	539,722
Lincoln National Corp.	5,918	434,855
Loews Corp.	7,449	356,509
Marsh & McLennan Companies, Inc.	13,736	1,151,214
MetLife, Inc.	28,483	1,479,692
Principal Financial Group, Inc.	7,173	461,511
Progressive Corp.	15,561	753,464
Prudential Financial, Inc.	11,430	1,215,237
The Travelers Companies, Inc.	7,400	906,648
Torchmark Corp.	2,886	231,140
Unum Group	6,032	308,416
Willis Towers Watson PLC	3,603	555,691
XL Group Ltd.	6,854	270,390
		15,822,751
Health Care 14.5%
Biotechnology 3.2%
AbbVie, Inc.	42,699	3,794,233
Alexion Pharmaceuticals, Inc.*	5,976	838,373
Amgen, Inc.	19,545	3,644,165
Biogen, Inc.*	5,664	1,773,512
Celgene Corp.*	20,957	3,055,950
Gilead Sciences, Inc.	35,007	2,836,267
Incyte Corp.*	4,553	531,517
Regeneron Pharmaceuticals, Inc.*	2,058	920,173
Vertex Pharmaceuticals, Inc.*	6,754	1,026,878
		18,421,068
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	46,522	2,482,414
Align Technology, Inc.*	1,933	360,060
Baxter International, Inc.	13,425	842,419
Becton, Dickinson & Co.	6,102	1,195,687
Boston Scientific Corp.*	36,784	1,072,989
C.R. Bard, Inc.	1,945	623,373
Danaher Corp.	16,391	1,406,020
DENTSPLY SIRONA, Inc.	6,155	368,131
Edwards Lifesciences Corp.*	5,679	620,772
Hologic, Inc.*	7,522	275,982
IDEXX Laboratories, Inc.*	2,333	362,758
Intuitive Surgical, Inc.*	999	1,044,834
Medtronic PLC	36,282	2,821,651
ResMed, Inc. (a)	3,813	293,448
Stryker Corp.	8,617	1,223,786
The Cooper Companies, Inc.	1,311	310,851
Varian Medical Systems, Inc.*	2,443	244,447
Zimmer Biomet Holdings, Inc.	5,400	632,286
		16,181,908
Health Care Providers & Services 2.7%
Aetna, Inc.	8,892	1,413,917
AmerisourceBergen Corp.	4,343	359,383
Anthem, Inc.	7,033	1,335,426
Cardinal Health, Inc.	8,496	568,552
Centene Corp.*	4,603	445,432
Cigna Corp.	6,744	1,260,723
DaVita, Inc.*	4,128	245,162
Envision Healthcare Corp.*	3,277	147,301
Express Scripts Holding Co.*	15,468	979,434
HCA Healthcare, Inc.*	7,747	616,584
Henry Schein, Inc.*	4,208	345,014
Humana, Inc.	3,868	942,361
Laboratory Corp. of America Holdings*	2,710	409,129
McKesson Corp.	5,616	862,674
Patterson Companies, Inc.	2,178	84,180
Quest Diagnostics, Inc.	3,644	341,224
UnitedHealth Group, Inc.	25,896	5,071,731
Universal Health Services, Inc. "B"	2,369	262,817
		15,691,044
Health Care Technology 0.1%
Cerner Corp.*	8,445	602,297
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	8,564	549,809
Illumina, Inc.*	3,906	778,075
Mettler-Toledo International, Inc.*	692	433,303
PerkinElmer, Inc.	2,931	202,151
Quintiles IMS Holdings, Inc.*	4,060	385,984
Thermo Fisher Scientific, Inc.	10,718	2,027,846
Waters Corp.*	2,143	384,711
		4,761,879
Pharmaceuticals 4.9%
Allergan PLC	8,954	1,835,122
Bristol-Myers Squibb Co.	43,921	2,799,525
Eli Lilly & Co.	25,945	2,219,335
Johnson & Johnson	71,884	9,345,639
Merck & Co., Inc.	73,285	4,692,439
Mylan NV*	14,364	450,599
Perrigo Co. PLC	3,553	300,761
Pfizer, Inc.	159,895	5,708,252
Zoetis, Inc.	13,153	838,635
		28,190,307
Industrials 10.2%
Aerospace & Defense 2.5%
Arconic, Inc.	10,406	258,901
Boeing Co.	14,884	3,783,662
General Dynamics Corp.	7,466	1,534,860
L3 Technologies, Inc.	2,103	396,268
Lockheed Martin Corp.	6,714	2,083,287
Northrop Grumman Corp.	4,658	1,340,200
Raytheon Co.	7,768	1,449,354
Rockwell Collins, Inc.	4,351	568,719
Textron, Inc.	7,117	383,464
TransDigm Group, Inc.	1,285	328,510
United Technologies Corp.	19,902	2,310,224
		14,437,449
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,776	287,354
Expeditors International of Washington, Inc.	4,802	287,448
FedEx Corp.	6,599	1,488,602
United Parcel Service, Inc. "B"	18,468	2,217,822
		4,281,226
Airlines 0.5%
Alaska Air Group, Inc.	3,325	253,598
American Airlines Group, Inc.	11,610	551,359
Delta Air Lines, Inc.	17,834	859,955
Southwest Airlines Co.	14,747	825,537
United Continental Holdings, Inc.*	6,926	421,655
		2,912,104
Building Products 0.4%
A.O. Smith Corp.	3,932	233,679
Allegion PLC	2,510	217,040
Fortune Brands Home & Security, Inc.	4,091	275,038
Johnson Controls International PLC	24,959	1,005,598
Masco Corp.	8,534	332,911
		2,064,266
Commercial Services & Supplies 0.3%
Cintas Corp.	2,268	327,227
Republic Services, Inc.	6,151	406,335
Stericycle, Inc.*	2,322	166,302
Waste Management, Inc.	10,806	845,785
		1,745,649
Construction & Engineering 0.1%
Fluor Corp.	3,770	158,717
Jacobs Engineering Group, Inc.	3,243	188,969
Quanta Services, Inc.*	4,067	151,984
		499,670
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,129	193,375
AMETEK, Inc.	6,202	409,580
Eaton Corp. PLC	11,960	918,408
Emerson Electric Co.	17,135	1,076,764
Rockwell Automation, Inc.	3,438	612,686
		3,210,813
Industrial Conglomerates 2.2%
3M Co.	15,980	3,354,202
General Electric Co.	231,926	5,607,971
Honeywell International, Inc.	20,416	2,893,764
Roper Technologies, Inc.	2,731	664,725
		12,520,662
Machinery 1.6%
Caterpillar, Inc.	15,834	1,974,658
Cummins, Inc.	4,225	709,927
Deere & Co.	8,572	1,076,558
Dover Corp.	4,157	379,908
Flowserve Corp.	3,462	147,447
Fortive Corp.	8,171	578,425
Illinois Tool Works, Inc.	8,289	1,226,440
Ingersoll-Rand PLC	6,795	605,910
PACCAR, Inc.	9,394	679,562
Parker-Hannifin Corp.	3,576	625,872
Pentair PLC	4,411	299,772
Snap-on, Inc.	1,543	229,922
Stanley Black & Decker, Inc.	4,100	618,977
Xylem, Inc.	4,788	299,872
		9,453,250
Professional Services 0.3%
Equifax, Inc.	3,218	341,076
IHS Markit Ltd.*	9,748	429,692
Nielsen Holdings PLC	8,991	372,677
Robert Half International, Inc.	3,359	169,092
Verisk Analytics, Inc.*	4,170	346,902
		1,659,439
Road & Rail 0.9%
CSX Corp.	24,474	1,327,959
J.B. Hunt Transport Services, Inc.	2,300	255,484
Kansas City Southern	2,798	304,087
Norfolk Southern Corp.	7,725	1,021,554
Union Pacific Corp.	21,444	2,486,861
		5,395,945
Trading Companies & Distributors 0.2%
Fastenal Co.	7,718	351,786
United Rentals, Inc.*	2,250	312,165
W.W. Grainger, Inc.	1,401	251,830
		915,781
Information Technology 23.2%
Communications Equipment 1.0%
Cisco Systems, Inc.	134,006	4,506,622
F5 Networks, Inc.*	1,683	202,902
Harris Corp.	3,194	420,586
Juniper Networks, Inc.	10,172	283,087
Motorola Solutions, Inc.	4,367	370,627
		5,783,824
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,157	690,408
Corning, Inc.	24,206	724,244
FLIR Systems, Inc.	3,688	143,500
TE Connectivity Ltd.	9,462	785,914
		2,344,066
Internet Software & Services 4.8%
Akamai Technologies, Inc.*	4,651	226,597
Alphabet, Inc. "A"*	7,982	7,772,233
Alphabet, Inc. "C"*	8,084	7,753,445
eBay, Inc.*	26,655	1,025,151
Facebook, Inc. "A"*	63,488	10,848,195
VeriSign, Inc.*	2,301	244,803
		27,870,424
IT Services 4.0%
Accenture PLC "A"	16,551	2,235,543
Alliance Data Systems Corp.	1,293	286,464
Automatic Data Processing, Inc.	11,903	1,301,236
Cognizant Technology Solutions Corp. "A"	15,780	1,144,681
CSRA, Inc.	4,385	141,504
DXC Technology Co.	7,649	656,896
Fidelity National Information Services, Inc.	8,920	833,039
Fiserv, Inc.*	5,634	726,561
Gartner, Inc.*	2,405	299,206
Global Payments, Inc.	4,097	389,338
International Business Machines Corp.	23,212	3,367,597
Mastercard, Inc. "A"	25,008	3,531,130
Paychex, Inc.	8,550	512,658
PayPal Holdings, Inc.*	30,276	1,938,572
Total System Services, Inc.	4,531	296,780
Visa, Inc. "A"	48,995	5,156,234
Western Union Co.	12,444	238,925
		23,056,364
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	21,560	274,890
Analog Devices, Inc.	9,831	847,137
Applied Materials, Inc.	28,569	1,488,159
Broadcom Ltd.	10,891	2,641,503
Intel Corp.	125,853	4,792,482
KLA-Tencor Corp.	4,199	445,094
Lam Research Corp.	4,353	805,479
Microchip Technology, Inc.	6,235	559,778
Micron Technology, Inc.*	29,842	1,173,686
NVIDIA Corp.	16,072	2,873,192
Qorvo, Inc.*	3,405	240,665
QUALCOMM, Inc.	39,584	2,052,035
Skyworks Solutions, Inc.	4,922	501,552
Texas Instruments, Inc.	26,509	2,376,267
Xilinx, Inc.	6,699	474,490
		21,546,409
Software 5.1%
Activision Blizzard, Inc.	20,220	1,304,392
Adobe Systems, Inc.*	13,213	1,971,115
ANSYS, Inc.*	2,281	279,947
Autodesk, Inc.*	5,871	659,079
CA, Inc.	8,459	282,361
Cadence Design Systems, Inc.*	7,509	296,380
Citrix Systems, Inc.*	3,854	296,064
Electronic Arts, Inc.*	8,265	975,766
Intuit, Inc.	6,532	928,459
Microsoft Corp.	206,295	15,366,915
Oracle Corp.	80,873	3,910,210
Red Hat, Inc.*	4,754	527,028
salesforce.com, Inc.*	18,287	1,708,372
Symantec Corp.	16,488	540,971
Synopsys, Inc.*	4,030	324,536
		29,371,595
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	138,352	21,322,810
Hewlett Packard Enterprise Co.	44,021	647,549
HP, Inc.	44,750	893,210
NetApp, Inc.	7,233	316,516
Seagate Technology PLC	7,647	253,651
Western Digital Corp.	7,901	682,647
Xerox Corp.	5,696	189,620
		24,306,003
Materials 3.0%
Chemicals 2.2%
Air Products & Chemicals, Inc.	5,836	882,520
Albemarle Corp.	2,943	401,160
CF Industries Holdings, Inc.	6,310	221,860
DowDuPont, Inc.	62,501	4,326,944
Eastman Chemical Co.	3,876	350,739
Ecolab, Inc.	7,001	900,399
FMC Corp.	3,582	319,909
International Flavors & Fragrances, Inc.	2,108	301,254
LyondellBasell Industries NV "A"	8,695	861,240
Monsanto Co.	11,764	1,409,563
PPG Industries, Inc.	6,867	746,168
Praxair, Inc.	7,660	1,070,408
The Mosaic Co.	9,353	201,931
The Sherwin-Williams Co.	2,202	788,404
		12,782,499
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,699	350,385
Vulcan Materials Co.	3,529	422,068
		772,453
Containers & Packaging 0.4%
Avery Dennison Corp.	2,373	233,361
Ball Corp.	9,434	389,624
International Paper Co.	11,076	629,338
Packaging Corp. of America	2,529	290,026
Sealed Air Corp.	5,040	215,309
WestRock Co.	6,810	386,331
		2,143,989
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	36,044	506,058
Newmont Mining Corp.	14,267	535,155
Nucor Corp.	8,552	479,254
		1,520,467
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	2,514	299,091
American Tower Corp.	11,498	1,571,547
Apartment Investment & Management Co. "A"	4,255	186,624
AvalonBay Communities, Inc.	3,692	658,727
Boston Properties, Inc.	4,137	508,355
Crown Castle International Corp.	10,885	1,088,282
Digital Realty Trust, Inc.	5,483	648,803
Duke Realty Corp.	9,533	274,741
Equinix, Inc.	2,088	931,874
Equity Residential	9,875	651,059
Essex Property Trust, Inc.	1,778	451,665
Extra Space Storage, Inc.	3,356	268,211
Federal Realty Investment Trust	1,928	239,477
GGP, Inc.	16,792	348,770
HCP, Inc.	12,572	349,879
Host Hotels & Resorts, Inc.	19,937	368,635
Iron Mountain, Inc.	7,096	276,034
Kimco Realty Corp.	11,293	220,778
Mid-America Apartment Communities, Inc.	3,026	323,419
Prologis, Inc.	14,208	901,640
Public Storage	4,007	857,458
Realty Income Corp.	7,322	418,745
Regency Centers Corp.	3,929	243,755
SBA Communications Corp.*	3,212	462,689
Simon Property Group, Inc.	8,327	1,340,730
SL Green Realty Corp.	2,660	269,511
The Macerich Co.	2,927	160,897
UDR, Inc.	7,166	272,523
Ventas, Inc.	9,558	622,513
Vornado Realty Trust	4,593	353,110
Welltower, Inc.	9,891	695,139
Weyerhaeuser Co.	20,128	684,956
		16,949,637
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	8,100	306,828
Telecommunication Services 2.2%
Diversified Telecommunication Services
AT&T, Inc.	164,419	6,440,292
CenturyLink, Inc. (a)	14,811	279,928
Level 3 Communications, Inc.*	7,896	420,778
Verizon Communications, Inc.	109,285	5,408,515
		12,549,513
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	6,179	256,861
American Electric Power Co., Inc.	13,144	923,234
Duke Energy Corp.	18,784	1,576,353
Edison International	8,759	675,932
Entergy Corp.	4,785	365,383
Eversource Energy	8,518	514,828
Exelon Corp.	25,709	968,458
FirstEnergy Corp.	11,969	369,004
NextEra Energy, Inc.	12,552	1,839,496
PG&E Corp.	13,718	934,059
Pinnacle West Capital Corp.	2,972	251,312
PPL Corp.	18,283	693,840
Southern Co.	26,791	1,316,510
Xcel Energy, Inc.	13,568	642,038
		11,327,308
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	17,497	192,817
NRG Energy, Inc.	8,072	206,562
		399,379
Multi-Utilities 1.0%
Ameren Corp.	6,514	376,770
CenterPoint Energy, Inc.	11,556	337,551
CMS Energy Corp.	7,533	348,928
Consolidated Edison, Inc.	8,291	668,918
Dominion Energy, Inc.	17,196	1,322,888
DTE Energy Co.	4,810	516,402
NiSource, Inc.	8,832	226,011
Public Service Enterprise Group, Inc.	13,553	626,826
SCANA Corp.	3,793	183,923
Sempra Energy	6,729	767,981
WEC Energy Group, Inc.	8,466	531,495
		5,907,693
Water Utilities 0.1%
American Water Works Co., Inc.	4,756	384,808
Total Common Stocks (Cost $297,167,796)		577,992,831
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07% **, 2/1/2018 (b) (Cost $582,861)	585,000	582,889
	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (c) (d) (Cost $1,233,690)	1,233,690	1,233,690
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $952,864)	952,864	952,864
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $299,937,211)	100.4	580,762,274
Other Assets and Liabilities, Net	(0.4)	(2,042,238)
Net Assets	100.0	578,720,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $1,193,174, which is 0.2% of net assets.
(b)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	12/15/2017	16	1,989,597	2,012,880	23,283

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$577,992,831	$—	$—	$577,992,831
Government & Agency Obligation	—	582,889	—	582,889
Short-Term Investments (e)	2,186,554	—	—	2,186,554
Derivatives (f)
Futures Contracts	23,283	—	—	23,283
Total	$580,202,668	$582,889	$—	$580,785,557

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 23,283

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017